Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Earnings Per Share [Abstract]
Net income on continuing operation	$ 136,676	$ 135,916	$ 100,194
Net income on discontinued operation	(407)	(3,228)	1,345
Net income attributable to New Oriental Education & Technology Group Inc.	$ 136,269	$ 132,688	$ 101,774
Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	155,762,959	154,627,784	153,253,065
Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	2,060,833	2,244,657	2,818,768
Weighted average common shares outstanding used in computing diluted net income per share	157,823,792	156,872,441	156,071,833
Net income from continuing operation per share attributable to shareholders of New Oriental Education & Technology Group Inc.
- Basic	$ 0.88	$ 0.88	$ 0.65
- Diluted	$ 0.87	$ 0.87	$ 0.64
Net income from discontinued operation per share attributable to shareholders of New Oriental Education & Technology Group Inc.
- Basic	$ 0.00	$ (0.02)	$ 0.01
- Diluted	$ 0.00	$ (0.02)	$ 0.01